Related Party Balances and Transactions (Details) - Schedule of related party balances - USD ($)	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Balance with related parties:
Accounts receivable	$ 359,488	[1]	$ 272,546	[1]	$ 238,892	[2]
Non-marketable equity securities– Investment E					523,269
Balance with the shareholder:
Earnest deposit					7,182,131
Amount due to shareholder	$ 4,973,844	[3]	$ 6,289,743	[3],[4]		[4]
Receivable from the shareholder					$ 29,562,195

[1]	Accounts receivable due from related parties represented the management service rendered to two individual close-ended investment private funds registered in the Cayman Islands, which is controlled by the shareholder.
[2]	Accounts receivable due from related parties represented the management service rendered to two individual close-ended investment private funds registered in the Cayman Islands, which is controlled by the shareholder.
[3]	Amount due to shareholder are those trade and nontrade payables arising from transactions between the Company and the shareholder, such as advances made by the shareholder on behalf of the Company, advances made by the Company on behalf of the shareholder, and allocated shared expenses paid by the shareholder.
[4]	Amount due to shareholder are those trade and nontrade payables arising from transactions between the Company and the shareholder, such as advances made by the shareholder on behalf of the Company, advances made by the Company on behalf of the shareholder, and allocated shared expense paid by the shareholder.